INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Disclosure of major components of income tax expense	The major components of income tax expense include the following for the years ended December 31:

(US$ MILLIONS)	2020	2019	2018
Current income tax expense (recovery)	$284	$324	$186
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(134)	(138)	(61)
Recovery arising from previously unrecognized tax assets	(1)	(6)	(27)
Change of tax rates and imposition of new legislations	5	12	—
Deferred income tax expense (recovery)	(130)	(132)	(88)
Total income taxes	$154	$192	$98

Disclosure of effective tax rate differences	The partnership’s effective tax rate is different from the partnership’s composite income tax rate due to the following differences set out below:

	2020	2019	2018
Composite income tax rate	27%	27%	27%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	2	(11)	(1)
International operations subject to different tax rates	23	(5)	(16)
Taxable income attributable to non-controlling interests	(19)	(6)	(3)
Recognition of deferred tax assets	(10)	—	(2)
Non-recognition of the benefit of current year’s tax losses	2	17	1
Change in tax rates and imposition of new legislation	(1)	4	—
Other	(3)	4	2
Effective income tax rate	21%	30%	8%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]	Deferred income tax assets and liabilities as at December 31, 2020 and 2019 relate to the following:

(US$ MILLIONS)	December 31, 2020	December 31, 2019
Non-capital losses (Canada)	$40	$11
Capital losses (Canada)	—	—
Losses (U.S.)	119	78
Losses (International)	318	264
Difference in basis	(1,417)	(1,489)
Total net deferred tax (liability) asset	$(940)	$(1,136)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$761	$667
Deferred income tax liabilities	(1,701)	(1,803)
Total net deferred tax (liability) asset	$(940)	$(1,136)
    The deferred income tax movements are as follows:

(US$ MILLIONS)	December 31, 2020	December 31, 2019
Opening net deferred tax (liability) asset	$(1,136)	$(587)
Recognized in income	130	132
Recognized in other comprehensive income	(66)	15
Other (1)	132	(696)
Net deferred tax (liability) asset	$(940)	$(1,136)
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(1)The other category primarily relates to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset calculated in the functional currency of the operating entities.
Disclosure of expiry date of unrecognized deferred tax assets	The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

(US$ MILLIONS)	December 31, 2020	December 31, 2019
One year from reporting date	$1	$19
Two years from reporting date	13	5
Three years from reporting date	12	5
After three years from reporting date	314	337
Do not expire	659	731
Total	$999	$1,097

Disclosure of components of income tax in other comprehensive income	The components of the income taxes in other comprehensive income for the years ended December 31, 2020, 2019, and 2018 are set out below:

(US$ MILLIONS)	2020	2019	2018
Fair value through other comprehensive income	$49	$—	$(3)
Net investment hedges	26	(15)	13
Cash flow hedges	—	(1)	(6)
Equity accounted investments	—	—	—
Pension plan actuarial changes	(9)	1	(2)
Total deferred tax expense (recovery) in other comprehensive income	$66	$(15)	$2